SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

On May 15 2016, the Company's shareholders approved Investment Transaction, according to which a new investor (the "Investor") will become the controlling shareholder of the Company.

Pursuant to the Investment Transaction the Company will issue 17,021,277 new Ordinary shares to the Investor  in consideration for approximately 4,000, or a price per share of $0.235 In addition, the  Company will issue to the Investor warrants to purchase: (i) an additional 8,510,638 Ordinary shares at an exercise  price per Ordinary share of $0.235 (resulting in an aggregate exercise price of $2,000),  exercisable for a period of 24 months following the date of the Initial Investment and (ii) warrants to purchase an additional 7,272,727 Ordinary shares at an exercise price per Ordinary share of $0.275 (resulting in an aggregate exercise price of $2,000), exercisable for a period of 48 months following the date of the Initial Investment.

As part of the investment transaction, the Investor has agreed to grant the Company an option, exercisable in the discretion of either the Investor or the Company, to obtain a convertible loan from the Investor in the principal amount of up to $3,175, which may be used solely for the purpose of the repayment of the outstanding convertible loan and accrued interest to existing shareholders due on August 31, 2016.

During the term of the loan, the Investor will have the right, but not the obligation, at its sole discretion, to convert the then remaining convertible loan amount into Ordinary shares, par value NIS 0.015, at a price per share equal to the lower of: (i) $1.20, or (ii) a five percent (5%) discount to the FMV (the average of the closing prices of the Company's Ordinary shares over the 5 consecutive trading days ending on the last trading day prior to the date of conversion), but in no event less  than $0.235.

In addition, on May 15 2016, the Company's shareholders approved the increase of the Company's share capital to NIS 675,000. Following the increase, the authorized share capital shall equal NIS 1,125,000 divide into 75,000,000 Ordinary shares, par value NIS 0.015 each.